Segment disclosure - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) customer Segment	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€) customer
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Total net sales	€ 21,173.4	€ 18,611.0	€ 13,978.5
Accounts receivables and finance receivables of three largest customers based on net sales	€ 5,300.0	€ 3,900.0	€ 2,800.0
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	78.60%	83.70%	80.10%
Increase in net system sales	€ 2,600.0
Increase in net system sales in percentage	13.80%
Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	2	2	3
Total net sales	€ 11,800.0	€ 12,500.0	€ 9,900.0
Revenue Benchmark | Customer Concentration Risk | Two Customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	55.80%
Revenue Benchmark | Customer Concentration Risk | Three Customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage		67.20%	71.20%